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[Letterhead of Wachtell, Lipton, Rosen & Katz]

              September 27, 2006

VIA EDGAR

Mr. Christian Windsor, Esq.
Special Counsel
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4561

Re:
KBW, Inc.
Registration Statement on Form S-1
Filed August 11, 2006
File No. 333-136509

Dear Mr. Windsor:

        On behalf of KBW, Inc. (the "Company"), we hereby file with the Securities and Exchange Commission (the "Commission") Amendment No. 1 (the "Amendment") to the Company's Registration Statement on Form S-1, initially filed with the Commission on August 11, 2006 (the "Form S-1").

        Set forth below are the responses of the Company to the comments of the staff of the Commission with respect to the Form S-1 given by letter dated September 7, 2006. Each response follows the text of the comment to which it relates.

General

1.
It appears that the Company may be an investment company under the Investment Company Act of 1940 ("Company Act"). Please provide the staff with a written response analyzing the Company's status as an investment company under the Company Act.

        The analysis below demonstrates that the Company does not constitute an "investment company" as defined under Section 3(a)(1)(C) of the Company Act due to the nature of its asset composition.

        The Company is a holding company which operates through four wholly owned subsidiaries. Depending on its asset composition, a company with this structure could be what is commonly referred to as a "prima facie investment company" under Section 3(a)(1)(C) of the Company Act.

        Section 3(a)(1)(C) of the Company Act defines an investment company to be an issuer that is engaged or proposes to engage in the business of investing, reinvesting, owning, holding, or trading in securities, and owns or proposes to acquire investment securities having a value exceeding 40 per centum of the value of such issuer's total assets (exclusive of Government securities and cash items) on an unconsolidated basis.

In order to apply the 40% test set forth above to the Company, it is necessary to consider categories of the Company's assets on an unconsolidated basis in order to determine the nature of the asset and whether or not it constitutes an "investment security" for purposes of that section.

        The attached Appendix A sets forth a detailed unconsolidated balance sheet as of June 30, 2006 for the Company. As shown on the balance sheet, the Company had total unconsolidated assets of $336,833,702 as of June 30, 2006. Included in this was $30,172,781 of cash, which is deducted for purposes of the calculation under Section 3(a)(1)(C) to give total assets of $306,660,921. Of the remaining assets on the balance sheet, it is only necessary to consider two to demonstrate that the Company's holdings of investment securities do not exceed 40% of its unconsolidated assets.

        Among the securities expressly excluded from the definition of investment security are "securities issued by majority-owned subsidiaries of the owner which (i) are not investment companies, and (ii) are not relying on the exception from the definition of investment company in paragraph (1) or (7) of subsection (c)." At June 30, 2006, the values of the Company's equity investments in Keefe, Bruyette & Woods, Inc. and Keefe, Bruyette & Woods Limited, each a wholly owned subsidiary, were $171,914,341 and $18,145,071, respectively. Each of these entities, whose operations are described in the Form S-1, are broker-dealers, registered as such in the U.S. in the case of Keefe, Bruyette & Woods, Inc. and authorized and regulated as such by the U.K. Financial Services Authority in the case of Keefe, Bruyette & Woods Limited. Each of these entities is "primarily engaged" in the activities described in Section 3(c)(2) of the Company Act, and each entity's gross income is principally derived from such activities. Each is accordingly excepted from the definition of investment company in the Company Act by virtue of Section 3(c)(2). Thus, the Company's equity investments in these wholly owned subsidiaries are not investment securities.

        Taken together, the value of the Company's interest in these entities accounts for approximately 62% of the Company's unconsolidated assets as of June 30, 2006. All other assets of the Company (whether or not investment securities) account for only 38% of the Company's unconsolidated assets. Therefore, the Company is not an investment company under Section 3(a)(1)(C) of the Company Act. Because the analysis under Section 3(a)(1)(C) is dispositive on this issue, we do not discuss here alternative exceptions or exemptions that we believe lead to the same conclusion.

2.
Please file all exhibits with your next amendment so that the staff will have time for their review.

        The staff's comment is noted, and the Company has filed with the accompanying Amendment all of the exhibits reflected in the exhibit index which are currently available. We note that certain exhibits are still in the process of being completed, and will be filed as soon as they become available in a subsequent amendment to this Form S-1.

3.
We note that you have not yet authorized the shares you intend to register in this offering. Please update the staff as to this authorization, including what steps must be taken and the timeframe for these steps. If the shares have already been authorized and you have already amended your charter, please update the relevant sections to reflect this.

        In order to authorize the shares contemplated to be registered in the offering, the Company still requires an amendment to its Amended and Restated Certificate of Incorporation. The Board of Directors of the Company has approved this amendment and submitted it for approval by the stockholders of the Company. The Company intends to hold a special meeting of its stockholders in late October or early November 2006, for the purpose of, among other things, obtaining the requisite stockholder approval of this amendment.

4.
Please note the updating requirements of Rule 3-12 of Regulation S-X.

        The updating requirements of Rule 3-12 of Regulation S-X are noted, and the Amendment has been updated to include the Company's financial information as of and for the three and six months ended June 30, 2006 and 2005.

5.
Please confirm the staff's understanding that other than the offering and the transactions covered in the section beginning on page 83, in which shares of KBW will cease to be redeemable and current shareholders under the level of Principal will no longer be subject to the amended Shareholder's Agreement, KBW is not anticipating any other significant transactions, including any special dividends, transfer or assumption of debt or other actions that would alter the financial or liquidity condition of the company.

        The Company confirms that it is not anticipating any other such significant transactions altering the financial or liquidity condition of the Company.

Risk Factors, page 9

6.
Several of your risk factors include language like "we can offer no assurance" or "we cannot assure." Revise these risk factors to remove this type of language, as the subject of the risk factor is the particular risk, not your inability to offer assurance. Please see the last risk factor on page 11, the first risk factors on page 13 and 17.

        The disclosure on pages 11, 12, 13 and 17 has been revised in response to the staff's comment.

Future Sales of our common stock could cause our stock price to decline, page 21

7.
Please provide the risk to investors when the restrictions lapse on the employee locked up shares.

        The risk factor on pages 21-22 has been revised in response to the staff's comment.

Special Note Regarding Forward-Looking Statements, page 23

8.
Please revise the first sentence of the second paragraph in this section to clarify that you have identified all material risks known to you in the risk factor section.

        The disclosure on page 23 has been revised in response to the staff's comment.

Dilution, page 25

9.
We note that much of this section and the Capitalization section on page 27 has been left blank. Please provide the staff with completed disclosure as early as practicable to ensure that the staff has sufficient time to review the disclosure prior to any request for effectiveness.

        The staff's comment is noted, and this disclosure will be provided in a subsequent amendment as soon as it becomes available.

Selected Consolidated Financial Data, page 28

10.
Please revise to include selected quarterly financial data as required by Item 302(a) of Regulation S-K.

        Item 302(a)(5) of Regulation S-K refers to "...any registrant...that has securities registered pursuant to sections 12(b)or 12(g) of the Exchange Act." KBW does not have any securities registered pursuant to sections 12(b) or 12(g) of the Exchange Act and, therefore, respectfully submits that the requirements of Item 302(a) are not applicable.

Management's Discussion and Analysis of Financial Condition page 30

11.
We note your extensive discussion of changes in your operating results, cash flows and risk exposure. However, we are not able to find a discussion of changes in your assets over the relevant financial periods. For example, your total assets and operating liabilities declined in the first quarter of 2006. Does this represent a material change, or is it simply a function of seasonal fluctuation in your operating results? Please revise to discuss any material trends affecting your assets and liabilities as well as how they impact your overall results.

        The fluctuations in assets referred to in the comment do not represent a material change in the Company's operating results but rather are normal course fluctuations resulting from the operation of the Company's business. Although such fluctuations are referred to in the "Liquidity and Capital

Resources" section of "Management's Discussion and Analysis," we have revised this section to include the following:

        We monitor and evaluate the composition and size of our assets and operating liabilities. As a result of market making, customer and proprietary activities (including securitization activities), the overall size of total assets and operating liabilities fluctuate from period to period. Our assets generally consist of cash, securities, resale agreement balances and receivables.

Bonus Plan, page 79

12.
We note that you intend to adopt a bonus plan prior to the completion of the offering. If material, please include this plan as an exhibit to your registration statement.

        The staff's comment is noted. The Company plans to adopt a bonus plan, and upon completion will file it as an exhibit to the Form S-1.

Relationships with our Directors and Executive Officers, page 82

13.
We note that you currently have no outstanding loans to employees in connection with stock purchases; please disclose whether you intend to engage in this bonus practice in the future.

        The disclosure on page 85 has been revised in response to the staff's comment.

Financial Statements

14.
Please revise your presentation of redeemable common stock in the Consolidated Statements of Financial Condition and Consolidated Statements of Changes in Preferred and Redeemable Common Stock to comply with the disclosure requirements of paragraphs 18-19 and A6 of SFAS No. 150.

        We have revised the presentation of mandatorily redeemable common stock in the Consolidated Statements of Financial Condition and Consolidated Statements of Changes in Mandatorily Redeemable Common Stock and related footnotes to comply with the disclosure requirements of paragraphs 18-19 and A6 of SFAS No. 150.

Consolidated Statements of Financial Condition, page F-3

15.
We note that you present Preferred Stock above Redeemable Common Stock in the Consolidation Statements of Financial Condition. Please tell us and revise to clarify whether you will account for and present preferred stock as a liability, and if so, your basis for doing so.

        Although authorized by shareholders, no preferred stock has been issued in any period for which financial statements have been included in the Form S-1. The Board has not established terms or a specific type or definition for any issue of preferred stock that may be issued in the future. Therefore, as there are no specific terms or definition of preferred stock that may be issued in the future, we have removed the caption from the Consolidated Statements of Financial Condition. The authorized preferred stock is described in the Consolidated Statements of Changes in Mandatorily Redeemable Common Stock.

Consolidated Statements of Income, page F-4

16.
Please tell us how your Consolidated Statements of Income presentation complies with Rule 5-03 of Regulation S-X or revise accordingly related to the following items:

•
You do not report operating and non-operating income separately;

•
You do not report operating and non-operating expenses separately; and

  •
  You do not report costs and expenses applicable to revenues separately.

  We believe that costs and expenses applicable to revenues should include both direct and indirect costs. Please consider SAB Topic 11B if you revise your presentation.

        In addition to Regulation S-X Rule 5-03, as a company which is predominately a broker dealer in securities we also rely on the guidance of the AICPA Audit and Accounting Guide "Brokers and Dealers in Securities". Our presentation and the content of our financial statements is consistent with those provided in the audit and accounting guide and industry practice. For the reasons described below, we have no significant non-operating income or expenses for any period presented except as disclosed in the consolidated financial statements and the related footnotes. Please also refer to Management's Discussion and Analysis of Financial Condition and Results of Operations on page 30.

Consolidated Statement of Changes in Preferred and Redeemable Common Stock, page F-5

17.
We note that you present dividend payments to holders of redeemable common stock as a reduction of retained earnings. Given that you account for the redeemable common stock as a liability please tell us how the current presentation, as opposed to presenting these payments in the Consolidated Statements of Income, meets the requirements of paragraph 19 of SFAS No. 150.

        We have revised the disclosures relating to the payment to common stockholders made in 2005 as set forth in the Consolidated Statements of Changes in Mandatorily Redeemable Common Stock and Consolidated Statements of Cash Flows and related Footnotes to Consolidated Financial Statements. Such payment, which is the first since inception, was made from accumulated net income available to mandatorily redeemable common stockholders (retained earnings). The payment was not pursuant to any provision of the common stock instrument, Stockholders Agreement or any other requirement but was solely paid at the discretion of the Board of Directors after receiving approval from Keefe, Bruyette & Woods, Inc.'s Self-Regulatory Organization, the New York Stock Exchange, Inc.

Note 1—Organization and Summary of Significant Accounting Policies, page F-7

(i)
Investment Banking, page F-9

18.
We note your disclosure about revenue recognition related to syndicated underwritten transactions. Please tell us and revise to clarify how you determine the amount of gross and net underwriting revenues prior to final settlement. Tell us the authoritative accounting literature you relied upon in accounting for these transactions.

        Syndicated underwriting revenues are recorded net of related expenses in the period in which the transactions are determined to be completed. Syndicated underwriting revenues include management fees, underwriting fees and selling concessions, including fees related to mutual thrift conversions. The allocation and fee components for each transaction are provided by the lead underwriter of a syndicate on the pricing date (trade date) and are used to compute gross revenue. Transaction related expenses, primarily consisting of legal, travel and other costs directly associated with the transaction, are deferred and recognized in the same period as the related investment banking revenue. This policy is in accordance with guidance provided in the AICPA Audit and Accounting Guide "Brokers and Dealers in Securities" as of May 1, 2005 paragraphs 7.51, 7.52 and 7.53.

19.
Given the significant judgment required in estimating the amounts of revenues related to syndicated underwriting transactions and strategic advisory services, please tell us how you determined that your revenue recognition policy related to these items does not represent a critical accounting policy, or revise your Management's Discussion and Analysis section accordingly.

        Although judgment in estimating syndicate expenses is required, the amounts involved on each transaction are not significant to the net underwriting revenues and are relatively consistent from transaction to transaction relative to the gross revenue. Therefore, since the amounts involved are not material and our experience has been that the difference between our estimated syndicate expenses and the final actual expenses are insignificant, we do not consider this to be a critical accounting policy.

Note 10—Restricted Stock Units, page F-17

20.
We note that you recorded compensation expense equivalent to grant date book value per share related to the granted restricted stock units. Please tell us how you determined that compensation expense should not have been based on grant date fair value, citing the authoritative accounting literature you relied upon.

        We have recorded compensation expense associated with restricted stock units based on date of grant "Book Value" as defined in the Company's Amended and Restated Stockholders Agreement because we believe that such Book Value at each grant date is equivalent to the "fair value."

        Fair Value is defined in FASB Concepts Statement No. 7 to be:

  The amount at which that asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

        In paragraph A7 of the Implementation Guide of FAS 123(R), the FASB explicitly stated that this valuation standard should be applied in determining value of equity instruments subject to FAS 123(R). Paragraph A8 of the Implementation Guide provides that in situations where reference to a public market price is not available, the fair value of equity instruments should be estimated by using a valuation technique that:

  (a) is applied in a manner consistent with the fair value measurement objective and the other requirements of this Statement, (b) is based on established principles of financial economic theory and generally applied in that field, and (c) reflects all substantive characteristics of the instrument (emphasis added)...

        All of the substantive characteristics of the Company's Common Stock relevant to its valuation are set forth in the Company's Stockholders' Agreement, which governs the terms and conditions under which all shareholders may purchase or sell shares.

        This Agreement, with substantially similar requirements, has been in place since 1966. It limits share ownership to the Company's employees or accounts related to and under the control of such employees. In the event of an employee's death, retirement or termination of employment, the employee's stock must be purchased by the Company at its Book Value (as defined). If an employee wishes to sell shares of Common Stock to a Permitted Transferee, the Company has a right of first refusal to purchase these shares at the lower of Book Value or the proposed sales price.

        All shares of the Company have been transferred, repurchased or issued at "Book Value" including grants of restricted stock units ("RSUs"). Shareholder transactions have been numerous and include individually significant amounts throughout the periods in which RSUs were granted. All such transactions were made at "Book Value" with employees, retired employees, senior executives and Board of Directors members all accepting "Book Value" for their shares. These transactions aggregate to purchases of common stock of $9,073,000, $10,620,000, and $4,046,000 for the years ended December 31, 2003, 2004 and 2005, respectively. Sales of the Company's common stock aggregated $35,398,000, $43,277,000 and $14,388,000 for the years ended December 31, 2003, 2004 and 2005, respectively.

        In part, "Book Value" has been acceptable to acquirers and sellers of the Company's common stock because, inasmuch as the Company is predominately a broker dealer in securities, substantially all of its assets and liabilities are carried at fair value or contract value.

Note 14—Industry Segment Data, page F-18

21.
We note in your Management's Discussion and Analysis section that a significant part of your increase in revenues is being derived from your European operations. Please revise to disclose information about geographic areas as required by paragraph 38.a of SFAS No. 131, or tell us why this disclosure is not required.

        Paragraph No. 38 of SFAS No. 131 requires disclosure, if material and practicable, of third party revenues with respect to the U.S. revenues, foreign revenues, and if material, by country revenues. References in our Management's Discussion and Analysis are to our London office and European equities transactions. Our expansion in 2004 was to add European financial services industry equities to our equity sales and trading activities. This resulted in additional employees who are based in our London and New York offices. Our customers generally are involved in trading in both U.S. and European financial services equities. We do not, nor would it be practicable to do so, maintain records of the ultimate domicile of customers for purposes of recording revenues. In almost all instances, our equity customers have operations in the U.S. and in Europe.

Item 16. Exhibits and Financial Statement Schedules, II-2

22.
Please provide an updated consent from your independent accountants in your pre-effective amendment.

        The Company has included with the Amendment an updated consent from its independent accountants.

* * * * * *

        Should any members of the staff have any questions regarding the foregoing, please feel free to contact the undersigned or Gavin Solotar of Wachtell, Lipton, Rosen & Katz at (212) 403-1000.

Sincerely,
/s/ MATTHEW M. GUEST
Matthew M. Guest
cc:	Robert Giambrone Mitchell B. Kleinman, Esq. KBW, Inc. Joseph McLaughlin, Esq. Michael T. Kohler, Esq. Sidley Austin LLP

Appendix A

KBW, INC.—HOLDING COMPANY

BALANCE SHEET DETAIL
(As of June 30, 2006)

ASSETS	JUNE 2006
NFB—KBW Inc. Checking	$3,476,666
NFB—KBW Inc. MM	26,696,115

CASH	$30,172,781
Receivable from Broker-Dealer	$154,222
Long Inv-Short Term Market Sec	2,050,000
Long Inv-Corporate Bond	47,500,000
Long Inv-Equities	1,423,751

LONG SECURITIES AT MARKET	$50,973,751
INVESTMENTS IN KBW ASSET MANAGEMENT	$9,108,319
INVESTMENTS IN KEEFE, BRUYETTE & WOODS, LIMITED	$18,145,071
INVESTMENTS IN KEEFE, BRUYETTE & WOODS, INC.	$171,914,341
INVESTMENTS IN KBW VENTURES	$34,809,894
Accounts receivable accrued bond interest	167,028
Pretsl Warehouse expense receivable	50,000

OTHER ASSETS	$217,028
INTERCOMPANY ACCOUNT—KBW ASSET MANAGEMENT	$4,205,169
INTERCOMPANY ACCOUNT—KEEFE, BRUYETTE & WOODS, LIMITED	$1,692,340
INTERCOMPANY ACCOUNT—KEEFE, BRUYETTE & WOODS, INC.	$5,057,319
INTERCOMPANY ACCOUNT—KBW VENTURES	$92,528
PREPAID TAXES	$10,290,939

TOTAL ASSETS	$336,833,702

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KBW, INC.—HOLDING COMPANY BALANCE SHEET DETAIL (As of June 30, 2006)